Acquisitions and Other Transactions	12 Months Ended
Dec. 31, 2025
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 4 - Acquisitions and Other Transactions

Subsequent to December 31, 2025

(a)	Acquisition of Royalty Portfolio from Victoria Gold Corp. – Canada and U.S.

Subsequent to year-end, on February 24, 2026, the Company agreed to acquire a portfolio of six royalties held by Victoria Gold Corp. for total cash consideration of C$55.0 million (approximately $40.1 million). The portfolio includes a 6.0% net smelter royalty return (“NSR”) (subject to a 5.0% buydown at the operator’s election for C$10.0 million (approximately $7.3 million)) on Banyan Gold Corp.’s AurMac property and a 1.0% NSR on Banyan Gold’s Hyland property both in the Yukon. The portfolio also includes a milestone payment on i-80 Gold Corp.’s (“i-80 Gold”) Cove project in Nevada and three additional royalties on earlier stage properties in Nevada and the Yukon. Closing of the transaction is expected to occur in H1 2026 subject to customary conditions, including obtaining court approval.

(b)	Financing Package with Minerals 260 Limited on the Bullabulling Gold Project – Australia

Subsequent to year-end, on February 22, 2026, the Company agreed to acquire, through a wholly-owned Australian subsidiary, a A$170 million (approximately $120 million) gross royalty (the “Bullabulling Royalty”) from Minerals 260 Limited (“Minerals 260”) to support its development of the Bullabulling gold project located approximately 65 km from Kalgoorlie in Western Australia, in the Eastern Goldfields . Additionally, the Company has subscribed for A$50 million ($35.5 million) of Minerals 260’s ordinary shares.

The Bullabulling Royalty consists of an incremental 1.45% gross royalty over certain Bullabulling tenements on which the Company already held a 1.00% royalty and a new 2.45% gross royalty over Bullabulling tenements where the Company did not already hold an existing royalty. Upon production of an aggregate of 4.0 Moz Au from royalty lands, the aggregate royalty burden on the royalty lands will step down from 2.45% to 1.63%.

An initial A$75 million ($53.3 million) was funded on February 26, 2026, with a further A$95 million (approximately $67 million) payment to be funded upon obtaining Foreign Investment Review Board (“FIRB”) approval for the acquisition of security interests over the project tenements.

Minerals 260 Shares

The Company purchased 111,111,111 shares of Minerals 260 at an issue price of A$0.45 per share for an aggregate purchase price of A$50 million ($35.5 million). Upon closing of the transaction, the Company owned approximately 4.9% of Minerals 260’s issued and outstanding shares.

(c)	Partial Buybacks of Cascabel Stream and NSR – Ecuador

Subsequent to year-end, in February 2026, the Company was notified that SolGold plc (“SolGold”) and Jiangxi Copper Company Limited (“JCC”) were exercising their option to buyback 50% of the Cascabel stream and 50% of the Cascabel NSR. As a result, the Company expects to receive in March 2026 the equivalent of approximately $40.7 million (net of the ongoing payment) as a one-time delivery of gold ounces for the buyback of 50% of the Cascabel stream, and approximately $97.5 million in cash for the buyback of 50% of the Cascabel NSR.

Following the buybacks, key terms of the Cascabel Stream and Cascabel NSR include:

Cascabel Stream

●	7.0% of gold produced in concentrate until 262,500 ounces of gold have been delivered;
●	Thereafter, 4.2% of gold produced in concentrate for the remaining life of mine;
●	Gold ounces delivered will be subject to an ongoing payment of 20% of spot price to JCC for each ounce of gold delivered.

Cascabel NSR

●	0.5% NSR on all minerals produced, subject to adjustments based on the production rate, with the option to convert to a gold only NSR for a period of time;
●	Annual minimum royalty payments of $5.0 million starting from 2028, subject to certain conditions.
(d)	Acquisition of Royalty with i-80 Gold Corp. – Nevada, U.S.

Subsequent to year-end, on February 12, 2026, the Company agreed to acquire, through a wholly-owned U.S. subsidiary, a $250.0 million NSR (the “i-80 Gold Royalty”) from i-80 Gold. The i-80 Gold Royalty consists of a 1.5% NSR on all minerals produced and will increase to 3.0% in perpetuity beginning on January 1, 2031 and will apply to Granite Creek, the Ruby Hill Complex (including Archimedes and Mineral Point), Cove and Lone Tree.

Funding of the upfront payment of $225.0 million will be made upon closing, with a further $25.0 million payment subject to completion of 2026 budgeted spending at Mineral Point. Closing of the transaction is subject to customary conditions, and is expected to occur in March 2026.

(e)	Acquisition of Stream on the Casa Berardi Gold Mine with Orezone Gold Corporation – Quebec, Canada

Subsequent to year-end, on January 26, 2026, the Company agreed to acquire, through a wholly-owned Canadian subsidiary, a $100.0 million gold stream (the “Casa Berardi Stream”) from Orezone Gold Corporation (“Orezone”). The stream transaction will support Orezone’s acquisition of Hecla Mining Company’s (“Hecla”) producing Casa Berardi gold mine and other Quebec assets, including the Heva-Hosco gold project.

Key terms of the Casa Berardi Stream include:

●	Fixed Deliveries: 1,625 oz of gold per quarter (6,500 oz of gold per year) for the first five years, followed by,
●	Variable Deliveries: 5.0% of gold produced from the Casa Berardi mine and other Quebec assets (excluding Heva-Hosco) and 2.5% of gold produced from Heva-Hosco.
●	Gold ounces delivered will be subject to an ongoing payment of 20% of spot price to Orezone for each ounce of gold delivered.

Funding of the $100.0 million deposit will be made upon closing. Closing of the transaction is subject to customary conditions, including the successful completion of the asset acquisition by Orezone from Hecla (which is itself subject to conditions), and is expected to occur in March 2026.

The effective date of the Stream is January 1, 2026 and the first full quarter fixed delivery will be due by the later of April 15, 2026 and closing.

2025

(a)	Acquisition of Royalty on Barto Gold Mining’s Yilgarn Star Gold Mine – Australia

On December 24, 2025, the Company acquired, through a wholly-owned Australian subsidiary, a 1.0% NSR on 75% of all ounces produced and sold on Barto Gold Mining Pty Ltd’s (“Barto Gold”) Yilgarn Star Project for $4.7million (A$7.0 million), plus a contingent cash payment of $1.0 million (A$1.5 million). The contingent cash consideration is payable if commercial mining is achieved within 18 months of the closing date.

The transaction has been accounted for as an acquisition of a mineral interest.

(b)	Acquisition of Royalty on AngloGold Ashanti plc’s Arthur Gold Project – Nevada, U.S.

On July 23, 2025, the Company acquired, through a wholly-owned U.S. subsidiary, a 1.0% NSR (of an existing 1.5% NSR on AngloGold Ashanti plc’s (“AngloGold”) Arthur Gold Project (previously the Expanded Silicon Project) from Altius Minerals Corporation (“Altius”) for $250.0 million in cash, plus a contingent cash payment of $25.0 million. The contingent cash consideration was payable dependent upon the final award outcome of an arbitration process between Altius and AngloGold related to the coverage of the royalty.

The final award decision confirming the extent of the area of coverage was received by Altius on August 14, 2025 and the Company paid $25.0 million in relation to the contingent cash consideration on November 19, 2025.

The transaction has been accounted for as an acquisition of a mineral interest.

(c)	Funding of Cascabel Stream – Ecuador

On July 17, 2025, the Company, through a wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), funded the second of three equal-sized payments in the amount of $23.3 million to SolGold (prior to its acquisition by JCC) for pre-construction activities of the Cascabel project. FNBC acquired the Cascabel stream from SolGold in July 2024 with OR Royalties Ltd.’s subsidiary, Osisko Bermuda Limited (“Osisko”), on a 70%/30% basis.

The transaction has been accounted for as an acquisition of a mineral interest.

(d)	Acquisition of Additional Royalty on Gold Quarry Mine – Nevada, U.S.

On July 11, 2025, the Company, through a wholly-owned U.S. subsidiary, acquired from a third party an additional NSR on Nevada Gold Mines LLC’s Gold Quarry mine for $10.5 million plus a $1.0 million contingent payment. As a result, Franco-Nevada now holds a combined NSR which provides an annual minimum payment of at least 1,650 gold ounces tied to mineral reserves and stockpiles attributed to the royalty property. The contingent consideration is payable dependent upon the annual minimum payment.

The transaction has been accounted for as an acquisition of a mineral interest.

(e)	Acquisition of Royalty on Côté Gold Mine – Ontario, Canada

On June 24, 2025, the Company acquired an existing royalty on the Côté Gold mine in Ontario from a private third party for total cash consideration of $1,050.0 million. The royalty consists of a 7.5% gross margin royalty on the Côté Gold mine. Royalty deductions include cash operating costs and exclude all capital, exploration, depreciation and other non-cash costs. The Côté Gold mine is operated through an unincorporated joint venture by IAMGOLD Corporation (“IAMGOLD”) and is owned by IAMGOLD (70%) and Sumitomo Metal Mining Co. Ltd. (“Sumitomo”) (30%). IAMGOLD and Sumitomo hold an option, exercisable at their discretion, to buy down up to 50% of the royalty at Franco-Nevada’s attributable cost in two equal tranches of 25%. The cost to repurchase the tranches are as follows: (i) the initial 25% buydown option for an internal rate of return equal to the Secured Overnight Financing Rate (“SOFR”) plus 1.1%, exercisable within two years of closing, and (ii) the additional 25% buydown option cost for an internal rate of return equal to 10%, following exercise of the initial option, exercisable within three years of closing. Both 25% options are subject to a minimum such that the exercise price shall be the greater of the calculated value or 25% of Franco-Nevada’s royalty purchase price ($262.5 million).

The transaction has been accounted for as an acquisition of a mineral interest.

(f)	Partial Buyback of Salares Norte NSR – Chile

In May 2025, Gold Fields Limited exercised its option to buy back 1% of the Company’s 2.0% NSR on Salares Norte after having paid $6.0 million in cumulative royalty payments.

(g)	Financing Package with Discovery Silver Corp. on the Porcupine Complex – Ontario, Canada

On April 15, 2025, the Company completed, through wholly-owned Canadian subsidiaries, a comprehensive financing transaction with Discovery Silver Corp. (“Discovery”) to support its acquisition of the Porcupine complex located near Timmins, Ontario from Newmont Corporation (“Newmont”). The financing package includes: i) a 4.25% NSR, consisting of two tranches, for $300.0 million, on production from the Porcupine complex, ii) a $100.0 million senior secured term loan (the “Discovery Term Loan”), and iii) $48.6 million (C$70.9 million) of equity participation. The financing package, totaling $448.6 million, provided Discovery with proceeds to acquire and fund a planned capital program for the Porcupine complex.

Porcupine Royalty

The royalty on the Porcupine complex consists of two tranches:

(i)	a 2.25% NSR in perpetuity on all minerals produced, and
(ii)	a 2.00% NSR on all minerals produced until the earlier of royalty payments on the tranche equivalent to 72,000 gold ounces or a cash payment equal to a pre-tax annual internal rate of return of 12% in reference to a $100.0 million attributable purchase price.

The acquisition of the royalty on the Porcupine complex has been accounted for as an acquisition of a mineral interest.

Discovery Term Loan

The Discovery Term Loan was a $100.0 million, 7-year term loan with an availability period of 2 years from closing at an interest rate of 3-Month Secured Overnight Financing Rate (“3-Month SOFR”) +4.50% per annum and amortization after year 5 at 5% per quarter, with no restrictions on prepayment. The loan provided for an upfront fee equal to 2% on any principal drawn, a standby fee of 100 basis points per annum on undrawn funds, and the issuance by Discovery of 3,900,000 common share purchase warrants with an exercise price of C$0.95 per common share and an expiry date of April 15, 2028. The warrants have been accounted for as derivative instruments designated at FVTPL.

On September 15, 2025, Discovery terminated the Discovery Term Loan, which remained undrawn as of the date of termination.

Discovery Common Shares

As part of Discovery’s public offering of subscription receipts of approximately $169.5 million (C$247.5 million) which closed on February 3, 2025, the Company purchased 78,833,333 subscription receipts at a price of C$0.90 per subscription receipt for an aggregate purchase price of $48.6 million (C$70.9 million). Upon closing of the acquisition of the Porcupine complex by Discovery, the subscription receipts were automatically exchanged for common shares of Discovery.

The Company’s holding of common shares of Discovery has been accounted for as an equity investment designated at FVTOCI.

On September 18, 2025, the Company sold 26,000,000 shares for aggregate net proceeds of $84.4 million (C$116.5 million) and realized a gain of $67.4 million (C$93.1 million). As our equity investments are accounted for at FVTOCI, the fair value gain of $67.4 million is presented within shareholders’ equity. This gain was included within accumulated other comprehensive income and was transferred to retained earnings upon disposal.

(h)	Acquisition of Precious Metals Stream on Sibanye Stillwater Limited’s Western Limb Mining Operations – South Africa

On February 28, 2025, the Company’s wholly-owned subsidiary, FNBC completed the acquisition of a precious metals stream (the “Western Limb Stream”) with reference to specific production from Sibanye Stillwater Limited’s (“Sibanye-Stillwater”) Marikana, Rustenburg and Kroondal mining operations (the “Stream Area”) in South Africa for a purchase price of $500.0 million. The Western Limb Stream is comprised of a gold component for the life of mine (“LOM”) and a platinum component.

Key terms of the Western Limb stream include:

●	Gold stream deliveries to FNBC are initially based off the platinum, palladium, rhodium and gold (“4E PGM”) production from the Stream Area, according to the following schedule:
o	Gold ounces equal to 1.1% of 4E PGM ounces contained in concentrate until delivery of 87,500 ounces of gold, then
o	Gold ounces equal to 0.75% of 4E PGM ounces contained in concentrate until total delivery of 237,000 ounces of gold, then
o	80% of gold contained in concentrate for the remaining LOM.
●	Platinum stream deliveries to FNBC are based on platinum production from the Western Limb Stream area, according to the following schedule:
o	1.0% of platinum contained in concentrate until the delivery of 48,000 ounces of platinum, then
o	Step-up to 2.1% of platinum contained in concentrate until total delivery of 294,000 ounces of platinum, then
o	No further platinum deliveries.
●	Gold and platinum ounces delivered are subject to an ongoing payment of 5% of spot prices respectively to Sibanye-Stillwater. In the case of gold, the ongoing payment will increase to 10% following the delivery of 237,000 ounces of gold to FNBC.
●	The effective start date of the Western Limb Stream was September 1, 2024. First deliveries related to production from September 1, 2024 to December 31, 2024 were received in March 2025.

The transaction has been accounted for as an acquisition of a mineral interest.

(i)	Pandora Royalty – South Africa

On February 28, 2025, the Company and Sibanye-Stillwater converted the Company’s 5% net profit interest on the Pandora property to a 1% net smelter return royalty.

(j)	Acquisition of Royalty on Hayasa Metals Inc.’s Urasar Project – Armenia

On January 21, 2025, the Company acquired a 0.625% NSR covering all minerals produced from Hayasa Metals Inc.’s (“Hayasa”) Urasar gold-copper project in northern Armenia for $0.55 million, pursuant to a three-year joint acquisition agreement entered into with EMX Royalty Corporation (“EMX”) (prior to its acquisition by Elemental Altus Royalty Corp. (“Elemental Altus”)) in June 2023.

The transaction has been accounted for as an acquisition of a mineral interest.

(k)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

Through a wholly-owned U.S. subsidiary, the Company has a strategic relationship with Continental to acquire, through a jointly-owned entity, the Royalty Acquisition Venture, royalty rights within Continental’s areas of operation. The Company recorded contributions to the Royalty Acquisition Venture of $9.8 million in 2025 (2024 – $23.5 million). As at December 31, 2025, the Company’s cumulative investment in the Royalty Acquisition Venture totaled $483.5 million and Franco-Nevada has remaining commitments of up to $36.5 million.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11.

2024

(a)	Acquisition of Royalty on Newmont Corporation’s Yanacocha Operations – Peru

On August 13, 2024, the Company indirectly acquired from Compañía de Minas Buenaventura S.A.A. (“Buenaventura”) and its subsidiary, an existing 1.8% NSR on all minerals (the “Yanacocha Royalty”) covering Newmont’s Yanacocha mine and adjacent mineral properties, including the Conga project, located in Peru.

Consideration for the Yanacocha Royalty consisted of $210.0 million paid in cash on closing, plus a contingent payment of $15.0 million (payable with 118,534 common shares of Franco-Nevada, as determined as of the date of closing), payable upon the Conga project achieving commercial production for a full year prior to the 20th anniversary of closing.

The acquisition of the Yanacocha Royalty was effective July 1, 2024.

The transaction has been accounted for as an acquisition of mineral interests.

(b)	Acquisition of Gold Stream on SolGold plc’s Cascabel Copper-Gold Project – Ecuador

On July 15, 2024, the Company acquired, through its wholly-owned subsidiary, FNBC, the Cascabel Stream from SolGold (prior to its acquisition by JCC) with reference to production from the Cascabel project located in Ecuador. FNBC and Osisko Gold Royalties Ltd.’s subsidiary, Osisko Bermuda Limited, participated in the stream financing package on a 70%/30% basis. At the time of the transaction, FNBC had committed to provide a total of $525.0 million and Osisko a total of $225.0 million for a total combined funding of $750.0 million as follows:

●	$70.0 million from FNBC in pre-construction funding available as three equal sized staged payments. FNBC funded an upfront deposit of $23.4 million at closing, with two additional staged deposits of $23.3 million each, subject to completion of key development milestones.
●	$455.0 million available from FNBC towards construction, subject to customary conditions including receipt of all material permits, a construction decision approved by the SolGold board of directors and the remainder of the required project financing being available.

Stream deliveries attributable to FNBC are based on gold production from the Cascabel property, according to the following initial schedule:

●	14.0% of gold produced in concentrate until 525,000 ounces of gold have been delivered.
●	Thereafter, 8.4% of gold produced in concentrate for the remaining life of mine.

Franco-Nevada will pay 20% of the spot gold price for each ounce of gold delivered.

Other terms include:

●	In the event of a change of control within five years from closing, FNBC has the option to terminate the Cascabel Stream and receive repayment of the deposit that has been advanced by such date plus a return. If not elected, SolGold may purchase 50% of the Cascabel Stream if the change of control occurs within three years from closing and 33.33% of the Cascabel Stream if the change of control occurs in the following two years for a one-time gold payment equal to a 15.0% internal rate of return on the portion of the deposit being bought back that has been advanced by such date, plus a change of control fee.
●	FNBC and Osisko obtained a right of first refusal on any future royalties or streams over the Cascabel concession and the Cascabel Stream applies to any production from other properties owned by SolGold that is processed through the project mill or infrastructure.
●	The Cascabel Stream has adjustment mechanisms in the event of changes to the scale or timeline of development. SolGold and certain of its subsidiaries have provided FNBC and Osisko with corporate guarantees and security over their assets related to the Cascabel project.
●	FNBC has agreed to contribute to environmental and social initiatives carried out by SolGold in the vicinity of the project for $750,000 over a 3-year period on a 70%/30% basis with Osisko.

The transaction has been accounted for as an acquisition of a mineral interest.

Subsequent to the December 31, 2025 year-end, as noted in Note 4 (c), the Company was notified that SolGold and JCC were exercising their option to buyback 50% of the Cascabel stream. Following the partial buyback, stream deliveries attributable to Franco-Nevada will be as follows:

●	7.0% of gold produced in concentrate until 262,500 ounces of gold have been delivered.
●	Thereafter, 4.2% of gold produced in concentrate for the remaining life of mine.

Following the partial buyback, the Company’s total remaining commitment for the Cascabel Stream has been reduced from $478.3 million to $239.2 million.

(c)	G Mining Ventures Corp. Term Loan and Equity Investment

G Mining Ventures Term Loan

The Company advanced, through a wholly-owned subsidiary, $75.0 million to G Mining Ventures Corp. (G Mining Ventures”) pursuant to a term loan agreement (the “G Mining Ventures Term Loan”). The G Mining Ventures Term Loan agreement was entered into in July 2022 as part of the Company’s initial project financing package in connection with the Tocantinzinho gold project. The G Mining Ventures Term Loan was funded in 2024 and repaid in full in November 2025. Refer to Note 7(a) for further details.

The G Mining Ventures Term Loan was accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9.

G Mining Ventures Equity Investment

On July 12, 2024, the Company completed a private placement of $25.0 million with G Mining Ventures at a price of C$2.279 per share (equivalent to C$9.116 per share following the merger between G Mining Ventures and Reunion Gold Corporation on July 15, 2024).

On December 4, 2024, the Company exercised share purchase warrants to acquire 2,875,000 common shares of G Mining Ventures at a price of C$7.60 for a total cost of $15.5 million (C$21.9 million). The share purchase warrants were granted to the Company in connection with its initial project financing package for the Tocantinzinho gold project in July 2022.

The Company’s holding of common shares of G Mining Ventures has been accounted for as an equity investment designated at FVTOCI.

(d)	EMX Royalty Corporation Term Loan

On August 9, 2024, the Company advanced, through a wholly-owned subsidiary, $35.0 million (net of a commitment fee equal to 1% of the principal amount) to EMX (prior to its acquisition by Elemental Altus) pursuant to a term loan agreement (the “EMX Term Loan”). The EMX Term Loan was repaid in full in November 2025. Refer to Note 7 (b) for further details.

The EMX Term Loan was accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9.

(e)	Term Loan with SolGold

On May 13, 2024, SolGold (prior to its acquisition by JCC) received a $10.0 million term loan (the “SolGold Term Loan”) from the Company which was repaid on July 17, 2024. Refer to Note 7 (d) for further details.

The SolGold Term Loan was accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9.

(f)	Acquisition of Royalty in the Stewart Mining Camp and Private Placement with Scottie Resources Corp. – British Columbia, Canada

On April 15, 2024, the Company acquired a 2.0% gross production royalty on all minerals produced on Scottie Resources Corp.’s (“Scottie”) claims in the Stewart Mining Camp in the Golden Triangle in British Columbia, Canada, for a purchase price of $5.9 million (C$8.1 million).

In addition, the Company acquired 5,422,994 common shares of Scottie at a price of C$0.18 per common share for an aggregate of $0.7 million (C$1.0 million).

The acquisition of the gross production royalty has been accounted for as an acquisition of a mineral interest and the common shares of Scottie has been accounted for as an equity investment designated at FVTOCI.

(g)	Receipt of Séguéla Royalty Buy-Back Proceeds – Cote d’Ivoire

On March 30, 2024, Fortuna Mining Corp. (“Fortuna”) exercised its option to buy-back 0.6% of the Company’s initial 1.2% NSR on the Séguéla mine for $6.5 million (A$10.0 million). The Company’s NSR percentage on the Séguéla mine is now 0.6%.

The transaction has been accounted for as a disposal of a mineral interest.

(h)	Amendment of Condestable Gold and Silver Stream – Peru

On March 27, 2024, the Company amended its precious metal stream agreement with reference to the gold and silver production from the Condestable mine in Peru by advancing, through its wholly-owned subsidiary, FNBC, an additional up-front deposit of $10.0 million to Southern Peaks Mining Limited (a private company prior to its subsequent acquisition by Rio2 Limited) for a total combined deposit of $175.0 million. Under the amended agreement, following the end of the fixed delivery period on December 31, 2025, Franco-Nevada will receive 63% of the gold and silver contained in concentrate until a cumulative total of 87,600 ounces of gold and 2,910,000 ounces of silver have been delivered (the “Variable Phase 1 Deliveries”), then 37.5% over the remaining life of the mine (the “Variable Phase 2 Deliveries”). The March 2024 amendment increased the Variable Phase 2 Deliveries from 25% to 37.5%.

The transaction has been accounted for as an acquisition of a mineral interest.

(i)	Acquisition of Silver Royalty on Stibnite Gold Project – U.S.

On March 21, 2024, the Company acquired, through a wholly-owned U.S. subsidiary, a NSR interest covering all of the payable silver production from the Stibnite Gold project in Idaho, U.S, for a purchase price of $8.5 million.

The transaction has been accounted for as an acquisition of a mineral interest.

(j)	Exercise of Option by EMX for an Effective NSR Interest on Caserones – Chile

On January 19, 2024, EMX (previous to its acquisition by Elemental Altus) exercised an option to acquire 0.0531% of the Company’s effective NSR on the Caserones mine for a price of $4.7 million, such that the Company’s effective NSR on Caserones is now 0.517%.

The transaction has been accounted for as a disposal of a mineral interest.

(k)	Acquisition of Additional Royalties on Pascua-Lama Project – Chile

On January 3, 2024, the Company acquired, through a wholly-owned Chilean subsidiary, an additional interest in the Chilean portion of Barrick Gold Corporation’s Pascua-Lama project for a purchase price of $6.7 million. Including the interest the Company acquired in August 2023, the Company now holds hold a 2.941% NSR (gold) and a 0.588% NSR (copper) on the property.

The transaction has been accounted for as an acquisition of a mineral interest.

(l)	Acquisition of Additional Natural Gas Royalty Interests in the Haynesville – U.S.

On January 2, 2024, the Company, through wholly-owned U.S. subsidiaries, closed the acquisition of a royalty portfolio in the Haynesville gas play in Louisiana and Texas for a total purchase price of $125.0 million. The Company had funded an initial deposit of $12.5 million in November 2023, when it entered into the agreement. The remainder of the purchase price of $112.5 million was funded upon closing of the transaction in January 2024.

The transaction has been accounted for as an acquisition of a royalty interest.